Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

10. ACCOUNTS RECEIVABLE, NET

Accounts receivable, and the allowance for credit losses consisted of the following:

	As of
	March 31, 2026	March 31, 2025
	US$’000	US$’000
Accounts receivable	9,963	17,934
Less: Allowance for credit losses	(332)	(232)
Sub – total	9,631	17,702
Retention receivables	5,922	5,232
Total	15,553	22,934

The aging analysis of accounts receivable, net of allowance for credit losses, based on invoice date is as follows:

	As of
	March 31, 2026	March 31, 2025
	US$’000	US$’000
Within 90 days	11,183	14,369
91 to 180 days	324	48
181 to 365 days	1,505	4,007
Over 1 year	2,541	4,510
Total	15,553	22,934

Accounts receivable are past due when a counterparty has failed to make a payment when contractually due. Credit terms granted to customers vary from contract to contract. The credit period granted to customers is 0 to 60 days from payment certification date except for retention receivables.

The Group recognized allowance for expected credit losses on accounts receivable of approximately US$102,000 and approximately US$13,000, respectively, for the fiscal years ended March 31, 2026 and March 31, 2025.

Reconciliation of the allowance for credit losses of accounts receivable:

US$’000
As of April 1, 2024	(1,893)
Allowance for credit loss on accounts receivable for the year	(13)
Write off	1,667
Exchange realignment	7
As of March 31, 2025	(232)
Allowance for credit loss on accounts receivable for the year	(102)
Exchange realignment	2
As of March 31, 2026	(332)